INVENTORY	12 Months Ended
Dec. 31, 2023
INVENTORY
INVENTORY

7.    INVENTORY

The Company’s inventory includes the following:

	December 31,	December 31,
	2023	2022
Materials, supplies, and packaging	$7,505	$9,770
Work in process	69,632	65,807
Finished goods	29,226	24,233
Total inventory	$106,363	$99,810

The amount of inventory included in cost of goods sold during the years ended December 31, 2023 and 2022, was $218,587 and $205,809, respectively. The Company reviews inventory on hand for estimated obsolescence or unmarketable items, as compared to future demand requirements and the shelf life of the various products. Based on the review, the Company records inventory write-downs, when necessary, when costs exceed expected net realizable value.

For the years ended December 31, 2023 and 2022, $nil and $6,217 respectively, of expenses relating to the incremental costs to acquire cannabis inventory in business combinations are recognized in cost of goods sold on the statements of operations. This relates to the one-time adjustment of cannabis inventory from acquiree historical cost to fair value as part of the purchase price allocation.